DERIVATIVE LIABILITIES (Details - Assumptions)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derviative liabilities	545.20%	411.10%	425.91%
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derviative liabilities	0.45 to 2.12 years	0.33 to 3.12 years	0.18 to 4.38 years
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derviative liabilities	0.95% - 1.42%	0.20% - 0.67%	1.37% - 1.58%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derviative liabilities	0.00%	0.00%	0.00%